TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2018
TRADE AND OTHER RECEIVABLES
TRADE AND OTHER RECEIVABLES

NOTE 7 - TRADE AND OTHER RECEIVABLES

The composition of trade and other receivables is detailed as follows:

	12.31.2018			12.31.2017
		Allowance			Allowance
		for	Commercial	Assets	for	Commercial
	Assets before	expected	debtors net	before	expected	debtors net
Trade and other receivables	provisions	credit losses	assets	provisions	credit losses	assets
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Current commercial debtors
Trade debtors	150,933,965	(3,205,749)	147,728,216	157,926,958	(3,521,734)	154,405,224
Other current debtors	19,552,539	(2,830,299)	16,722,240	31,015,390	(2,825,453)	28,189,937
Current commercial debtors	170,486,504	(6,036,048)	164,450,456	188,942,348	(6,347,187)	182,595,161
Prepayments suppliers	8,672,820	—	8,672,820	8,057,544	—	8,057,544
Other current accounts receivable	1,252,207	(262,160)	990,047	778,901	(146,926)	631,975

Commercial debtors and other current accounts receivable	180,411,531	(6,298,208)	174,113,323	197,778,793	(6,494,113)	191,284,680

Non-current accounts receivable
Trade debtors	66,510	—	66,510	58,336	—	58,336
Other non-current debtors	1,204,187	—	1,204,187	2,335,322	—	2,335,322
Other non-current accounts receivable	—	—	—	2,193	—	2,193
Non-current accounts receivable	1,270,697	—	1,270,697	2,395,851	—	2,395,851
Trade and other receivables	181,682,228	(6,298,208)	175,384,020	200,174,644	(6,494,113)	193,680,531

Stratification of portfolio current and non-current debtors from credit operations

	12.31.2018	12.31.2017
	ThCh$	ThCh$
Up to date non-securitized portfolio until 30 days	144,172,500	151,275,377
31 and 60 days	1,815,954	908,980
61 and 90 days	250,560	1,050,476
91 and 120 days	148,622	331,740
121 and 150 days	310,986	709,400
151 and 180 days	141,434	62,834
181 and 210 days	674,676	82,863
211 and 250 days	176,333	538,081
More than 250 days	3,309,410	3,025,543
Total	151,000,475	157,985,294

The Company has an approximate number of 268,000 clients, which may have balances in the different sections of the stratification. The number of clients is distributed geographically with 67,000 in Chile, 86,000 in Brazil, 55,000 in Argentina and 57,000 in Paraguay.

	12.31.2018	12.31.2017
	ThCh$	ThCh$
Current commercial debtors	150,933,965	157,926,958
Non-current commercial debtors	66,510	58,336
Total	151,000,475	157,985,294

The movement in the allowance for doubtful accounts is presented below:

	12.31.2018	12.31.2017
	ThCh$	ThCh$
Opening balance	6,494,113	6,697,156
Bad debt expense	1,629,761	2,004,958
Provision application	(1,257,591)	(1,708,602)
Change due to foreign exchange differences	(568,075)	(499,399)
Movement	(195,905)	(203,043)
Ending balance	6,298,208	6,494,113